Share Repurchase Program (Details) (USD $)	12 Months Ended		6 Months Ended	7 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013 2012 Stock Repurchase Program	Apr. 30, 2013 2012 Stock Repurchase Program	Dec. 31, 2012 2012 Stock Repurchase Program	Jul. 31, 2013 2013 Stock Repurchase Program	Dec. 31, 2013 2013 Stock Repurchase Program
Equity, Class of Treasury Stock [Line Items]
Amount authorized to repurchase shares					$ 100,000,000	$ 100,000,000
Stock Repurchase Program, Number of Shares Authorized to be Repurchased						5,000,000
Purchase of treasury shares (in shares)			3,100,000.0	5,100,000.0	1,900,000.0		1,020,000.00
Purchase of treasury shares	$ 86,029,000	$ 35,653,000	$ 63,300,000	$ 99,000,000	$ 35,700,000		$ 22,700,000